Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
Income Tax Status
6. Income Tax Status

The Company adopted a pre-approved plan, which received a favorable opinion letter from the IRS on November 14, 2022 which stated that the pre-approved plan was designed in accordance with the applicable sections of the Code. The Plan itself has not received a determination letter from the IRS stating that the Plan is qualified under Section 401(a) of the Code. However, the Plan administrator believes that the adopted pre-approved plan is designed and is currently being operated in compliance with the applicable requirements of the Code and is therefore, qualified and exempt from taxation.
U.S. GAAP requires Plan management to evaluate uncertain tax positions taken by the Plan. The financial statement effects for a tax position are recognized when the position is more likely than not, based on the technical merits, to be sustained upon examination by the IRS. The Plan administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025, there are no uncertain positions taken or expected to be taken. The Plan has recognized no interest or penalties related to uncertain tax positions. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.